Warrants (Details 2)	9 Months Ended
Sep. 30, 2023 $ / shares
Warrants
Statement [Line Items]
Number of warrants, outstanding	757,911
Weighted average exercise price, outstanding, beginning balance	$ 25.13
Warrants outstanding, Average remaining contractual life	1 year 2 months 15 days
Warrant one [member]
Statement [Line Items]
Warrants expiry date	Jul. 08, 2024
Number of warrants, outstanding	111,495
Weighted average exercise price, outstanding, beginning balance	$ 30.00
Warrants outstanding, Average remaining contractual life	9 months 7 days
Warrant two [member]
Statement [Line Items]
Warrants expiry date	Jul. 25, 2024
Number of warrants, outstanding	100,406
Weighted average exercise price, outstanding, beginning balance	$ 30.00
Warrants outstanding, Average remaining contractual life	9 months 25 days
Warrant three [member]
Statement [Line Items]
Warrants expiry date	Aug. 08, 2024
Number of warrants, outstanding	57,700
Weighted average exercise price, outstanding, beginning balance	$ 30.00
Warrants outstanding, Average remaining contractual life	10 months 9 days
Warrant four [member]
Statement [Line Items]
Warrants expiry date	Feb. 19, 2024
Number of warrants, outstanding	28,037
Weighted average exercise price, outstanding, beginning balance	$ 29.05
Warrants outstanding, Average remaining contractual life	4 months 20 days
Warrant five [member]
Statement [Line Items]
Warrants expiry date	Mar. 04, 2024
Number of warrants, outstanding	196,614
Weighted average exercise price, outstanding, beginning balance	$ 29.05
Warrants outstanding, Average remaining contractual life	5 months 4 days
Warrant six [member]
Statement [Line Items]
Warrants expiry date	Jul. 22, 2024
Number of warrants, outstanding	30,724
Weighted average exercise price, outstanding, beginning balance	$ 29.05
Warrants outstanding, Average remaining contractual life	9 months 21 days
Warrant seven [member]
Statement [Line Items]
Warrants expiry date	Jun. 30, 2024
Number of warrants, outstanding	92,829
Weighted average exercise price, outstanding, beginning balance	$ 19.37
Warrants outstanding, Average remaining contractual life	9 months
Equity warrant one [member]
Statement [Line Items]
Warrants expiry date	Jan. 08, 2024
Number of warrants, outstanding	467,196
Weighted average exercise price, outstanding, beginning balance	$ 60.00
Warrants outstanding, Average remaining contractual life	3 months 7 days
Equity warrant two [member]
Statement [Line Items]
Warrants expiry date	Jan. 22, 2024
Number of warrants, outstanding	130,724
Weighted average exercise price, outstanding, beginning balance	$ 60.00
Warrants outstanding, Average remaining contractual life	3 months 21 days
Equity warrant three [member]
Statement [Line Items]
Warrants expiry date	Feb. 24, 2024
Number of warrants, outstanding	264,556
Weighted average exercise price, outstanding, beginning balance	$ 60.00
Warrants outstanding, Average remaining contractual life	4 months 24 days
Equity warrant four [member]
Statement [Line Items]
Warrants expiry date	Aug. 19, 2024
Number of warrants, outstanding	12,499
Weighted average exercise price, outstanding, beginning balance	$ 60.00
Warrants outstanding, Average remaining contractual life	10 months 20 days
Equity warrant five [member]
Statement [Line Items]
Warrants expiry date	Sep. 15, 2024
Number of warrants, outstanding	2,916
Weighted average exercise price, outstanding, beginning balance	$ 60.00
Warrants outstanding, Average remaining contractual life	11 months 15 days
Equity warrants [member]
Statement [Line Items]
Number of warrants, outstanding	877,891
Weighted average exercise price, outstanding, beginning balance	$ 60.00
Warrants outstanding, Average remaining contractual life	3 months 29 days
Warrant Eight [member]
Statement [Line Items]
Warrants expiry date	Sep. 30, 2027
Number of warrants, outstanding	123,930
Weighted average exercise price, outstanding, beginning balance	$ 6.78
Warrants outstanding, Average remaining contractual life	4 years
Warrant Nine[member]
Statement [Line Items]
Warrants expiry date	Jun. 30, 2024
Number of warrants, outstanding	16,176
Weighted average exercise price, outstanding, beginning balance	$ 9.68
Warrants outstanding, Average remaining contractual life	9 months